Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Disaggregated Operating Revenues	The following table shows disaggregated operating revenues for the years ended as December 31, 2021, 2020 and 2019.

	2021	2020	2019
Passenger revenue
Passenger revenue	$1,388,089	$752,050	$2,581,179
Miles redeemed	24,301	8,544	31,426

	1,412,390	760,594	2,612,605

Cargo and mail revenue	71,577	21,002	62,460

Other operating revenue
Frequent flyer program - marketing services	18,897	15,452	22,170
Other operating revenue	7,067	3,955	10,173

	25,964	19,407	32,343

	$1,509,931	$801,003	$2,707,408

Summary of Changes in Contract Liabilities
The table below presents the changes in air traffic liability:

	2021	2020
Balance at beginning of year	$470,695	$497,374
Sales	1,801,347	887,004
Revenue recognition	(1,326,627)	(700,406)
Tax recognition	(218,624)	(113,473)
Reimbursements	(129,296)	(82,910)
Interline tickets	(26,436)	(15,056)
Other	(13,728)	(1,838)

Balance at end of year	$557,331	$470,695

The table below presents the activity of the current and
non-current
frequent flyer liability:

	2021	2020
Balance at beginning of year	$91,213	$80,326
Deferred of revenue	28,202	19,431
Recognition of revenue	(24,301)	(8,544)

Balance at end of year	$95,114	$91,213

Current	34,719	16,041
Non-current	60,395	75,172

	$95,114	$91,213

Operating Revenue by Principal Geographic Area	Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2021	2020	2019
North America	$428,457	$233,039	$857,002
South America	557,827	281,008	975,530
Central America	475,590	246,727	740,358
Caribbean	22,093	20,822	102,175

	$1,483,967	$781,596	$2,675,065